Prepayments, receivables and other assets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2016 CNY (¥)
Current:
VAT receivables		¥ 3,457	¥ 6,589
Amounts due from related companies		4,842	3,236
Prepaid cost of revenue, sales and marketing expenses and others		433	1,242
Accounts receivable, net of allowance		1,067	1,209
Deferred direct selling costs		809	948
Deferred tax assets		256	451
Advances to customers and merchants		373	435
Loan receivables, net		835	390
Interest receivables		561	314
Employee loans and advances		153	124
Others		1,027	2,090
Total Current	$ 2,640	13,813	17,028
Non-current:
Prepayment for acquisition of property and equipment		1,883	4,358
Employee loans		534	451
Prepaid upfront fees and debt issuance costs related to long-term borrowings and unsecured senior notes		311	354
Deferred direct selling costs		149	148
Deferred tax assets		157	30
Prepayment for film rights, script agreements and in-production movies and TV episodes		375
Others		676	666
Total Non-current	$ 932	¥ 4,085	¥ 6,007
Due from employee additional disclosure
Interest free employee loan maturity term	5 years	5 years
Minimum
Due from employee additional disclosure
Employee loan maturity term	4 years	4 years
Maximum
Due from employee additional disclosure
Employee loan maturity term	5 years	5 years